Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Risk Management [Text Block]
13.	Financial Instruments and Risk Management

As at December 31, 2019, the Company's financial instruments are comprised of cash and cash equivalent, accounts payable and accrued liabilities, put liability and preference shares. The fair values of cash and cash equivalents, accounts payable and accrued liabilities approximate their carrying value due to their short-term maturity.

The Company is exposed through its operations to the following financial risks:
•	Currency risk;
•	Credit risk;
•	Liquidity risk; and
•	Interest rate risk.

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments.  This note describes the Company's objectives, policies and processes for managing those risks and the methods used to measure them.  Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note.

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company has an exposure to the Euros and US Dollars as certain expenditures and commitments are denominated in Euros and USD Dollars and the Company is subject to fluctuations as a result of exchange rate variations to the extent that transactions are made in this currency. In addition, the Company holds an amount of cash in US dollars and is therefore exposed to exchange rate fluctuations on these cash balances. The Company does not hedge its foreign exchange risk. At December 31, 2019 the Company held US dollar cash balances of $605 (US$466) (December 31, 2018: $15,101 or US$11,069). A 1% increase/decrease in the US dollars foreign exchange rate would have an impact of ±$6 (US$5) on the cash balance held December 31, 2019.

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.  The Company's credit risk is primarily attributable to its cash and cash equivalent. The Company limits exposure to credit risk by maintaining its cash and cash equivalent with large financial institutions.  The Company's maximum exposure to credit risk is the carrying value of its financial assets.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure, more specifically, the issuance of new common shares, to ensure there is sufficient capital in order to meet short term business requirements, after taking into account the Company's holdings of cash and potential equity financing opportunities. The Company believes that these sources will be sufficient to cover the known short and long-term requirements at this time. There is no assurance that potential equity financing opportunities will be available to meet these obligations.

          The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities as at December 31, 2019:

Years of Expiry	Financial Instruments	Amounts

Within 1 year	Accounts payable and accrued liabilities	$741,313
Within 2 to 5 years	Preference shares	$449,287
Greater than 5 years	Put liability	$718,531
Total		$1,909,131

Contained within accounts payable and accrued liabilities is $186,220 of accrued liabilities at December 31, 2019 (2018: $406,942).  Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As the Company's cash and cash equivalent is currently held in an interest bearing bank account, management considers the interest rate risk to be limited.

There were no changes to the Company's fair value measurement levels during the year ended December 31, 2019 (2018: no change).